Other Assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other Assets
Other Assets
Other current assets consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Advance payments to Carl Zeiss SMT	75,059	71,908
Prepaid expenses	186,709	192,024
Operations to be invoiced	79,803	101,292
Derivative financial instruments	52,026	44,543
VAT	61,332	61,565
Other assets	33,895	89,139
Other current assets	488,824	560,471

Carl Zeiss SMT is our single supplier of main optical systems (lenses, mirrors, illuminators, collectors and other critical optical components) and, from time to time, receives non-interest bearing advance payments from us that support Carl Zeiss SMT's work-in-process, thereby securing lens and optical module deliveries to us. Amounts owed under these advance payments are settled through future lens or EUV optical component deliveries.
Prepaid expenses mainly include prepaid income taxes on intercompany profit not realized by the ASML group of EUR 74.3 million as of December 31, 2016 (2015: EUR 61.3 million).
Derivative financial instruments consist of forward foreign exchange contracts and the current part of the aggregate fair value of interest rate swaps, which decreased in value as a result of reduced time-to-maturity, see Note 4.
Other assets mainly increased as a result of an increase in the subsidies receivable from EUR 7.3 million as of December 31, 2015 to EUR 34.4 million as of December 31, 2016.
Other non-current assets consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Advance payments to Carl Zeiss SMT	305,642	305,714
Derivative financial instruments	81,777	89,516
Compensation plan assets [1]	31,393	38,031
Prepaid expenses	6,876	151,397
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other assets	19,749	22,202
Other non-current assets	450,882	612,305

1.	For further details on compensation plan assets see Note 17.

2.	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.
Derivative financial instruments consist of the non-current part of the fair value of interest rate swaps, which increased in value as a result of a decrease in market interest rates, see Note 4.
Prepaid expenses mainly include prepaid income taxes on intercompany profit not realized by the ASML group of EUR 144.1 million as of December 31, 2016 (2015: EUR 0.0 million). The increase in prepaid income taxes in 2016 is mainly explained by a so-called bi-lateral advance pricing agreement between the US and Dutch tax authorities on an inter group transfer of intellectual property rights.